Debt - Interest and Amendment of Bank Facility Covenants (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Interest bearing debt
Interest Expense, Debt [Abstract]
Average interest rate	732.00%	4.85%